Pledged Assets (Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 28,247,524
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	528,557
Call Money And Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	716,755
Payables Under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,052,147
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,753,516
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 196,549